Fair values of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value

6	Fair values of financial instruments carried at fair value
The accounting policies, control framework and hierarchy used to determine fair values at 30 June 2024 are consistent with those applied for the Annual Report and Accounts 2023.

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2024
Assets
Trading assets	254,095	73,132	4,080	331,307
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,762	64,631	21,621	117,014
Derivatives	1,278	215,480	2,511	219,269
Financial investments	252,692	62,912	2,414	318,018
Liabilities
Trading liabilities	54,933	22,392	130	77,455
Financial liabilities designated at fair value	1,322	127,319	12,159	140,800
Derivatives	1,331	212,284	3,481	217,096

At 31 Dec 2023
Assets
Trading assets	202,020	82,833	4,306	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	27,030	63,825	19,788	110,643
Derivatives	931	226,714	2,069	229,714
Financial investments	215,228	76,591	2,618	294,437
Liabilities
Trading liabilities	53,354	19,318	478	73,150
Financial liabilities designated at fair value	1,266	129,232	10,928	141,426
Derivatives	1,918	230,285	2,569	234,772
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2024
Assets
Trading assets	63	114	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	382	11	19	412
Derivatives	—	3	—	3
Financial investments	123	1,641	3	1,767
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	—	—	—
Derivatives	—	1	—	1

At 31 Dec 2023
Assets
Trading assets	2,403	61	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	15	49	64
Derivatives	—	528	—	528
Financial investments	9,357	—	28	9,385
Liabilities
Trading liabilities	1,352	64	—	1,417
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	—	615	—	615

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2024
Transfers from Level 1 to Level 2	4,084	1,975	611	—	33	—	—
Transfers from Level 2 to Level 1	5,662	3,098	1,113	—	63	—	—

At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
We adopt the use of fair value adjustments when we take into consideration additional factors not incorporated within the valuation model that would otherwise be considered by a market participant. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to GBM. Movements in the amount of fair value adjustments do not necessarily translate into equivalent movements of profits or losses within the income statement, as these movements can be compensated for by other related profit or loss effects. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Global Banking and Markets fair value adjustments
	At 30 Jun 2024		At 31 Dec 2023
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	602	45	692	41
– bid-offer	351	—	414	—
– uncertainty	70	4	75	3
– credit valuation adjustment	124	37	164	35
– debit valuation adjustment	(26)	—	(54)	—
– funding fair value adjustment	83	4	93	3
Model-related	50	—	63	—
– model limitation	50	—	63	—
Inception profit (Day 1 P&L reserves)	91	—	86	—
Total	743	45	841	41
The reduction in fair value adjustments was predominantly driven by changes to exposure, and tightening of credit and liquidity market spreads.Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	514	1	19,150	—	19,665	—	1	—	1
Asset-backed securities	309	227	7	—	543	—	—	—	—
Structured notes	—	—	3	—	3	—	12,050	—	12,050
Other derivatives	—	—	—	2,511	2,511	—	—	3,481	3,481
Other portfolios	1,591	3,852	2,461	—	7,904	130	108	—	238
At 30 Jun 2024	2,414	4,080	21,621	2,511	30,626	130	12,159	3,481	15,770

Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975
The basis for determining the fair value of the financial instruments in the table above is explained on page 378 of the Annual Report and
Accounts 2023.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains or losses recognised in profit or loss	(11)	(7)	270	323	(4)	345	865
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(7)	—	323	(4)	345	865
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	223	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	(11)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	(48)	(102)	(22)	(4)	(77)	(30)
– financial investments: fair value gains/(losses)	(18)	—	—	—	—	31	—
– exchange differences	(55)	(48)	(102)	(22)	(4)	(108)	(30)
Purchases	351	1,030	3,694	—	135	—	—
New issuances	—	—	—	—	—	3,378	—
Sales	(30)	(633)	(183)	—	(293)	—	—
Settlements	(406)	(615)	(1,738)	(147)	(164)	(1,898)	(136)
Transfers out	(80)	(281)	(213)	(265)	(29)	(1,039)	(353)
Transfers in	45	328	105	553	11	522	566
At 30 Jun 2024	2,414	4,080	21,621	2,511	130	12,159	3,481
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(12)	(302)	(2,157)	5	(167)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(12)	—	(2,157)	5	—	(541)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(302)	—	—	(167)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains or losses recognised in profit or loss	(15)	65	706	237	25	60	478
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	65	—	237	25	—	478
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	706	—	—	60	—
– gains less losses from financial investments held at fair value through other comprehensive income	(15)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	138	92	11	75	21	323	98
– financial investments: fair value gains/(losses)	83	—	—	—	—	234	—
– exchange differences	55	92	11	75	21	89	98
Purchases	215	761	1,660	—	115	—	—
New issuances	—	—	—	—	2	2,313	—
Sales	(122)	(1,353)	(303)	—	(181)	(2)	—
Settlements	(202)	(487)	(963)	(517)	(9)	(1,479)	(1,164)
Transfers out	(108)	(377)	(140)	(85)	(32)	(1,821)	(138)
Transfers in	139	554	2	98	36	323	121
At 30 Jun 2023	3,006	4,072	18,380	1,772	451	10,149	2,315
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(58)	232	734	(4)	(189)	(560)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(58)	—	734	(4)	—	(560)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	232	—	—	(189)	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	546	(309)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,664	(1,255)	—	—
Financial investments	18	(18)	42	(45)
At 30 Jun 2024	2,228	(1,582)	42	(45)

Derivatives, trading assets and trading liabilities[1]	332	(434)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,009	(1,009)	—	—
Financial investments	10	(10)	61	(63)
At 30 Jun 2023	1,351	(1,453)	61	(63)

Derivatives, trading assets and trading liabilities[1]	492	(531)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,092	(1,100)	—	—
Financial investments	13	(12)	61	(66)
At 31 Dec 2023	1,597	(1,643)	61	(66)
1‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these financial instruments are risk-managed.
The sensitivity analysis for certain private equity positions has been enhanced in order to reduce dependency on historical observations and focus on current valuation uncertainty, resulting in some increases in favourable sensitivities.
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the table above reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2024. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages
380 and 381 of the Annual Report and Accounts 2023.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Key valuation techniques	Key unobservable inputs	30 Jun 2024		31 Dec 2023
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	19,665	1	Price – Net asset value	Current Value/ Cost	—	277	See footnote 1
Asset-backed securities (‘ABS’)	543	—
– collateralised loan/debt obligation	81	—
			Market proxy	Bid quotes	—	96	—	94
– other ABSs	462	—	Market proxy	Bid quotes	—	246	—	220
Structured notes	3	12,050
– equity-linked notes	3	7,929	Model – Option model	Equity volatility	6%	177%	6%	154%
			Model – Option model	Equity correlation	27%	100%	34%	100%
– Foreign exchange (‘FX’)-linked notes	—	2,521	Model – Option model	FX volatility	1%	38%	1%	34%
– other[2]	—	1,600
Other derivatives	2,511	3,481
– interest rate derivatives	1,094	994
securitisation swaps	152	119	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	66	71	Model – Option model	Interest rate volatility	7%	26%	11%	37%
other[2]	876	804
– FX derivatives	373	411
FX options	312	369	Model – Option model	FX volatility	1%	32%	1%	31%
other[2]	61	42
– equity derivatives	681	1,396
long-dated single stock options	469	905	Model – Option model	Equity volatility	6%	133%	6%	110%
other[2]	212	491
– credit derivatives	363	680
other[2]	363	680
Other portfolios	7,904	238
– repurchase agreements	949	116	Model – Discounted cash flow	Interest rate curve	5%	8%	3%	8%
– bonds	3,383	1	Market proxy	Mid quotes	—	103	—	101
– other[2]	3,572	121
At 30 Jun 2024	30,626	15,770
1‘Private equity including strategic investments’ includes private equity, private credit, private equity funds, and infrastructure debt, primarily held as part of our
Insurance business and for strategic investments. The analysis for private equity positions has been enhanced with the range of key unobservable inputs now quoted.
2’Other’ includes a range of smaller holdings with multiple inputs.

7	Fair values of financial instruments not carried at fair value
The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities and non-trading repurchase and reverse repurchase agreements are explained on pages 382 and 383 of the Annual Report and Accounts 2023.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	102,057	102,058	112,902	112,744
Loans and advances to customers	938,257	923,152	938,535	924,382
Reverse repurchase agreements – non-trading	230,189	230,153	252,217	252,243
Financial investments – at amortised cost	149,338	146,390	148,326	146,588
Liabilities
Deposits by banks	82,435	82,472	73,163	73,176
Customer accounts	1,593,834	1,593,834	1,611,647	1,611,795
Repurchase agreements – non-trading	202,770	202,735	172,100	172,081
Debt securities in issue	98,158	99,009	93,917	93,902
Subordinated liabilities	25,510	27,916	24,954	27,151

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	631	631	10,487	10,487
Loans and advances to customers	2,414	2,339	73,376	72,290
Reverse repurchase agreements – non-trading	209	209	2,723	2,723
Financial investments – at amortised cost	92	113	7,624	7,535
Liabilities
Deposits by banks	9	9	78	78
Customer accounts	4,037	4,037	85,950	86,475
Repurchase agreements – non-trading	1	1	2,768	2,768
Debt securities in issue	—	—	9,084	8,820
Subordinated liabilities	—	—	8	7
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value.